UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                            Form 13F

                                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      STANDARD PACIFIC CAPITAL LLC
Address:  101 CALIFORNIA STREET, 36TH FLR
          SAN FRANCISCO, CA 94111

13 File Number: 28-6046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager :

Name:      G. Douglas Dillard, Jr
Title:     Co-Managing Member
Phone:
Signature, Place and Date of Signing:

    G. Douglas Dillard, Jr  April 29, 2013

Report Type (Check only one.) :

[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    484094



List of Other Included Managers:

 No.  13F File Number     Name

 01   28-6046             STANDARD PACIFIC CAPITAL L.L.C
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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
       -----------	     ------------      ------   ------      ------         ------                --------      ------
ABERCROMBIE & FITCH CO       CL A             002896207    21427    463788 SH       SOLE                  463788         0         0
AMERICAN INTL GROUP INC      COM NEW          026874784    28522    734729 SH       SOLE                  734729         0         0
ARMSTRONG WORLD INDS INC NEW COM              04247X102     8497    152030 SH       SOLE                  152030         0         0
BOEING CO                    COM              097023105    25510    297152 SH       SOLE                  297152         0         0
COMPANHIA BRASILEIRA DE DIST SPN ADR PFD CL A 20440T201    11067    207712 SH       SOLE                  207712         0         0
DANA HLDG CORP               COM              235825205    20052   1124594 SH       SOLE                 1124594         0         0
EATON CORP PLC               SHS              G29183103    43935    717304 SH       SOLE                  717304         0         0
FREESCALE SEMICONDUCTOR LTD  SHS              G3727Q101    27953   1877333 SH       SOLE                 1877333         0         0
GENERAL MTRS CO              COM              37045V100    26816    963915 SH       SOLE                  963915         0         0
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107     6235    209298 SH       SOLE                  209298         0         0
LEAR CORP                    COM NEW          521865204    19510    355561 SH       SOLE                  355561         0         0
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100    18228    288000 SH       SOLE                  288000         0         0
MELCO CROWN ENTMT LTD        ADR              585464100     5144    220279 SH       SOLE                  220279         0         0
MERITAGE HOMES CORP          COM              59001A102    21901    467367 SH       SOLE                  467367         0         0
PULTE GROUP INC              COM              745867101    38873   1920612 SH       SOLE                 1920612         0         0
QLIK TECHNOLOGIES INC        COM              74733T105    19793    766294 SH       SOLE                  766294         0         0
RESEARCH IN MOTION LTD       COM              760975102    21508   1488969 SH       SOLE                 1488969         0         0
TERADYNE INC                 COM              880770102    28081   1731249 SH       SOLE                 1731249         0         0
U S AIRWAYS GROUP INC        COM              90341W108    27016   1591970 SH       SOLE                 1591970         0         0
U S G CORP                   COM NEW          903293405     8302    314000 SH       SOLE                  314000         0         0
ULTA SALON COSMETCS & FRAG I COM              90384S303    18935    232928 SH       SOLE                  232928         0         0
UNIVERSAL DISPLAY CORP       COM              91347P105    27400    931023 SH       SOLE                  931023         0         0
YANDEX N V                   SHS CLASS A      N97284108     9390    405792 SH       SOLE                  405792         0         0
REPORT SUMMARY                 23 DATA RECORDS             484094        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED